Related Party Transactions - Schedule of Related Party Transactions with Key Management Personnel (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Whole Time Directors And Executive Officers
Disclosure Of Key Management Personnel Stock Compensation Expense [Line Items]
Employee stock compensation expense towards KMP	$ 9	$ 10	$ 8